Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents
19.	Cash and cash equivalents

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Cash on hand and petty cash	470	470
Checking accounts and demand deposits	1,396,302	915,134
Time deposits	3,245,750	3,788,480

	4,642,522	4,704,084

a)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b)	No cash and cash equivalents of the Group were pledged to others.